Investment in Sensible Medical	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about investment property [abstract]
Disclosure of Investment in Sensible Medical
11.	Investment in Sensible Medical
On January 24, 2019, the Company acquired a 9.36% equity interest (7.71% on a fully-diluted basis) in Sensible Medical Innovations Ltd. (“Sensible”), and concurrently entered into an exclusive marketing and distribution agreement with Sensible to
m
arket ReDS
™
in the United States. The Company acquired the rights for US$10,000 (CDN$13,351) plus US$68 (CDN$91) in directly attributable costs.
On completion of the transaction, the Company recorded the initial fair value assigned to the investment in Sensible Medical at $6,337 with the remainder attributed to the rights associated with the distribution agreement accounted for within intangible assets and
ReDS
TM
demonstration units which are recorded within property and equipment, $7,038 was recorded within intangible assets relating to the license acquired through the exclusive marketing and distribution agreement and $67 was recorded within property and equipment pertaining to
ReDS
TM
demonstration devices acquired as part of the agreement.
The Company made an irrevocable election at initial recognition to recognize changes in the fair value of the investment in Sensible Medial through other comprehensive income (loss), as this is a strategic investment, and the Company considers this classification to be more relevant. As noted above, the initial fair value assigned to the investment upon initial recognition was $6,337. During the year ended December 31, 2019, the Company recorded other comprehensive loss of $6,336 associated with the change in fair value of the investment in Sensible Medical. This resulted in a carrying value as at December 31, 2019 of one
dollar. The change in the fair value of the investment in Sensible Medical is as a result of uncertainties with ReDS
TM
being experienced in regards to the length of the sales cycle and uptake of the product with customers resulting in lower than expected amounts being paid to Sensible Medical under the exclusive marketing and distribution agreement.
The license was being amortized over the term of the license agreement which was equal to ten years. During the year ended December 31, 2019, amortization of $641 was recorded within cost of goods sold. The Company recorded a write-down of intangible assets related to the ReDS
TM
license during the year ended December 31, 2019 totaling $6,321.
The exclusive marketing and distribution agreement with Sensible included a period of co-exclusivity,
whereby Sensible may sell, market, and distribute products directly to customers in select states of the United States using its own sales force. The Company is currently eligible to receive 20% of the revenue earned by Sensible from such sales during the co-exclusivity
period, and may be eligible to receive up to 35% of the revenue earned by Sensible upon certain conditions being met. During the year ended December 31, 2019, the Company recorded revenue of $289 relating to the payments from Sensible from sales made by their sales force.